Long-term Debt - Schedule of Long Term Debt Footnotes (Details)	12 Months Ended
	Mar. 31, 2021 CAD ($) subsidiary loan	Jun. 30, 2021	Mar. 31, 2021 USD ($) subsidiary loan	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Years subject to subsequent audit by the SBA	6 years
Number of group subsidiaries | subsidiary	3		3
Number of PPP loans | loan	2		2
LIBOR Advances
Disclosure of detailed information about borrowings [line items]
Maximum amount available	$ 60,000,000			$ 60,000,000
Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Maximum amount available	2,500,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	$ 7,500,000
Credit Facility | Canadian or US prime rate
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate		1.50%
Credit Facility | Canadian or US prime rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	0.00%		0.00%
Credit Facility | Canadian or US prime rate | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	1.50%		1.50%
Credit Facility | Bankers’ acceptances or LIBOR rates
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate		2.75%
Credit Facility | Bankers’ acceptances or LIBOR rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	1.00%		1.00%
Credit Facility | Bankers’ acceptances or LIBOR rates | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	2.75%		2.75%
Credit Facility | US base rate
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	2.85%		2.85%	1.86%	1.86%
Credit Facility | Canadian advance applicable margin
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	3.95%		3.95%	2.45%	2.45%
Recognized as government assistance
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 1,897,515		$ (1,500,000)
First remaining
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	3,174,256		2,525,000
Second remaining
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	2,859,973		2,275,000
PPP And Cares Act Covid-19 Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	7,931,744		6,300,000
USD | Credit Facility
Disclosure of detailed information about borrowings [line items]
Advance drawn amount	4,022,819		$ 3,200,000	$ 19,764,654	$ 14,000,000
CAD | Credit Facility
Disclosure of detailed information about borrowings [line items]
Advance drawn amount	$ 27,000,000			$ 17,850,000